Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Employee Benefit Plan [Abstract]
Summary of Employee Benefits
	As at March 31
Particulars	2020	2021
Net defined benefit liability	4,834	5,849
Other long term employee benefit (liability for compensated absences)	1,501	1,630
Total employee benefit liabilities	6,335	7,479

	As at March 31
Particulars	2020	2021
Present value of unfunded obligation	4,834	5,849
Total	4,834	5,849

Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components.

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2020	2021	2020	2021	2020	2021
Balance as at April 1	4,269	5,669	(845)	(835)	3,424	4,834
Acquired through business combination	281	—	(167)	—	114	—
Included in profit or loss
Current service cost	930	949	—	—	930	949
Past service cost	432	—	—	—	432	—
Interest cost (income)	302	283	(66)	(38)	236	245
	1,664	1,232	(66)	(38)	1,598	1,194
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-financial assumptions	(72)	(158)	—	—	(72)	(158)
-experience adjustment	314	493	—	—	314	493
-Return on plan assets excluding interest income	—	—	104	(136)	104	(136)
	242	335	104	(136)	346	199

Effects of movement in foreign exchange rates	(406)	125	66	(15)	(340)	110
Other
Contribution by employer	—	—	(26)	(2)	(26)	(2)
Benefits paid	(381)	(871)	99	385	(282)	(486)
Balance as at March 31	5,669	6,490	(835)	(641)	4,834	5,849

	As at March 31
Particulars	2020	2021
Present value of defined benefit obligation	5,669	6,490
Less: fair value of plan assets	(835)	(641)
Net defined benefit liability	4,834	5,849

	As at March 31
Net defined benefit liability represented by:	2020	2021
MMT India	3,465	3,996
Ibibo	1,104	1,463
Bitla	104	200
Q2T	161	170
TripMoney	—	20

Summary of Actuarial Assumptions

Principal actuarial assumptions are given below:

	As at March 31
Particulars	2020	2021
Discount rate (per annum)	5.70% - 6.40%	5.40% - 6.20%
Future salary growth (per annum)	5.00% - 11.00%	5.00% - 11.00%
Withdrawal rate	25.00%	10.00% - 25.00%
Retirement age (years)	58 - 65	58 - 65

Summary of Sensitivity Analysis for Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

Particulars	For the year ended March 31, 2020		For the year ended March 31, 2021
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(251)	274	(257)	280
Future salary growth (1% movement)	276	(260)	275	(260)
Withdrawal rates (10% movement)	(636)	1,240	(632)	1,185

Disclosure of Plan Assets	Plan assets comprise the following:
	As at March 31
Particulars	2020	2021
Funds managed by the insurer	100%	100%

Summary of Expected Benefit Payments	H. Expected benefit payments for the year ending:
Amount
March 31, 2022	1,252
March 31, 2023	1,227
March 31, 2024	1,336
March 31, 2025	1,363
March 31, 2026	1,402
Thereafter	5,494